UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

                      (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2009
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
11,550	Hawk Corp. Class A *	$ 165,743	1.81%

Chemicals & Allied Products
6,750	Arch Chemicals Inc.	163,215
71,080	Solutia Inc. *	267,261
		430,476	4.71%

Computer Peripheral Equipment
11,537	Astro-Med Inc.	63,569	0.70%

Crude Petroleum & Natural Gas
2,975	Arena Resources, Inc. *	85,293
3,655	Whiting Petroleum Corp. *	119,738
		205,031	2.24%

Drilling Oil & Gas Wells
4,815	Atwood Oceanics Inc. *	107,471	1.18%

Electrical Industrial Apparatus
8,630	Woodward Governor Co.	172,255	1.88%

Electronic Components & Accessories
62,195	Vishay Intertechnology Inc. *	365,085	3.99%

Electronic Components, NEC
54,240	Hutchinson Technology Inc. *	104,141	1.14%

Fire, Marine & Casualty Insurance
5,000	Specialty Underwriters Alliance Inc. *	18,000	0.20%

Food & Kindred Products
6,305	Flowers Foods Inc.	145,646	1.59%

Games, Toys & Children's Vehicles
8,600	JAKKS Pacific Inc. *	108,790	1.19%

Greeting Cards
10,980	CSS Industries Inc.	218,063	2.39%

Hospital & Medical Service Plans
8,000	Molina Healthcare Inc. *	173,200	1.89%

Industrial Instruments For Measure Display and Control
1,555	K-Tron International, Inc. *	125,053	1.37%

Industrial Organic Chemicals
1,650	Sensient Technologies Corp.	38,577	0.42%

Insurance Agents, Brokers & Services
2,895	eHealth, Inc *	55,555	0.61%

Insurance Carriers, NEC
18,970	Hallmark Financial Services Inc. *	127,478	1.39%

Machine Tools, Metal Cutting Types
53,540	Thermadyne Holdings Corp. *	171,328	1.87%

Metal Forgings & Stampings
15,630	Ladish Co. Inc. *	118,319	1.29%

Miscellaneous Electrical Machinery, Equipment & Sales
3,290	Ultralife Corp. *	23,524	0.26%

Mortgage Bankers & Loan Correspondents
17,125	Ocwen Financial Corp. *	190,430	2.08%

Motor Vehicle Parts & Accessories
3,900	Drew Industries, Inc. *	55,692
14,350	Gentex Corporation	191,860
		247,552	2.71%

National Commercial Banks
4,060	FirstMerit Corp.	78,805
8,825	First Financial Bancorp	95,222
6,125	First Midwest Bancorp Inc.	54,268
3,700	Sterling Bancorp	42,328
2,880	Suffolk Bancorp	73,728
		344,350	3.77%

Paper Mills
43,425	KapStone Paper and Packaging Co. *	123,761	1.35%

Plastic Materials, Synth Resin
13,800	Hexcel Corp. *	132,342	1.45%

Pulp Mills
67,155	Mercer International Inc. (Canada) * **	38,278	0.42%

Refrigeration & Service Industries
16,560	Standex International Corp.	229,687	2.51%

Retail - Drug Stores and Proprietary Stores
15,600	BioScrip Inc. *	49,608
650	PetMed Express Inc. *	10,569
		60,177	0.66%

Retail - Retail Stores, NEC
19,900	Sally Beauty Holdings Inc. *	147,260	1.61%

Retail - Variety Stores
5,350	Big Lots Inc. *	147,874	1.62%

Savings Institution, Federally Chartered
5,100	United Financial Bancorp	67,677	0.74%

Search, Detection, Navigation, Aeronautical Systems
16,990	LaBarge Inc. *	140,168	1.53%

Security Brokers, Dealers & Flotation Companies
3,550	KBW, Inc. *	85,875	0.94%

Services - Automotive Repair, Services & Parking
3,875	Monro Muffler Brake Inc.	96,759	1.06%

Services - Business Services NEC
10,355	ATC Technology Corporation *	164,541
10,950	CBIZ Inc. *	86,067
12,750	Premiere Global Services, Inc. *	134,385
		384,993	4.21%

Services - Computer Processing & Data Preparation
9,135	CSG Systems International Inc. *	132,458	1.45%

Services - Computer Programming, Data Processing, Etc.
29,800	United Online Inc.	157,940	1.73%

Services - Educational Services
9,700	Nobel Learning Communities Inc. *	118,728
9,360	Universal Technical Institute Inc. *	133,286
		252,014	2.76%

Services-Equipment Rental & Leasing, NEC
7,990	McGrath Rentcorp	168,909	1.85%

Services-Help Supply Services
17,065	CDI Corp.	203,927	2.23%

Services - Hospitals
12,505	Rehabcare Group Inc. *	208,834	2.28%

Services - Membership Organizations
21,940	Interval Leisure Group, Inc. *	175,739	1.92%

Services - Prepackaged Software
21,300	Actuate Corporation *	78,810
14,100	Vital Images Inc. *	142,833
		221,643	2.42%

State Commercial Banks
6,580	Bryn Mawr Bank Corp.	129,165
1,595	First Financial Bankshares Inc.	78,602
1,175	Hancock Holding Company	44,497
11,325	TrustCo Bank Corp. NY	67,950
24,350	Sterling Bancshares Inc.	161,928
		482,142	5.27%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
14,415	Commercial Metals Co.	214,495	2.35%

Textile Mill Products
5,900	Hill-Rom Holdings, Inc.	76,582	0.84%

Telephone Communications (No Radio Telephone)
11,956	D&E Communications Inc.	66,954	0.73%

Textile Mill Products
49,385	Lydall Inc. *	211,862	2.32%

Water Transportation
5,050	Kirby Corporation *	155,843	1.70%

Wholesale - Apparel, Piece Goods
14,750	Delta Apparel Inc. *	88,353	0.97%

Wholesale - Durable Goods
5,400	School Specialty Inc. *	101,358	1.11%

Wood Household Furniture (No Upholstered)
8,750	Ethan Allen Interiors Inc.	117,688	1.30%

Total for Common Stock (Cost $9,054,704)		$ 8,411,222	92.01%

WARRANTS

Paper Mills
39,400	KapStone Paper and Packaging Co. *	$ 2,364
	(expires 8-15-2009) exercise price @ 5.00
Total for Warrants (Cost $69,371)		2,364	0.03%

CASH EQUIVALENTS
281,022	Huntington US Treasury Money Market Fund Cl A 0.02% ***	281,022	3.07%
Total for Cash Equivalents (Cost $281,022)

Total Investment Securities		8,694,607	95.11%
	(Cost $9,405,097)

Other Assets In Excess of Liabilities		447,466	4.89%

Net Assets		$ 9,142,074	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2009.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN SMALL CAP VALUE FUND

 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,405,097 amounted to $710,490, which consisted of aggregate gross unrealized appreciation of $1,214,159 and aggregate gross unrealized depreciation of $1,924,649.

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective April 30, 2008.  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,694,607
Level 2 –Significant Other Observable Inputs	$0
Level 3 –Significant Unobservable Inputs	$0
Total	$8,694,607

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By:  /s/ John B. Walthausen

       John B. Walthausen

       President

Date:            June 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John B. Walthausen

       John B. Walthausen

       President

Date:            June 3, 2009

By: /s/ Mark L. Hodge

        Mark L. Hodge

        Chief Financial Officer

Date:                6/3/09